SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
SUBSEQUENT EVENTS
Issueance of common share	371,250
Shares Issued Upon Exercise of Stock Options	371,250
Average exercise price | $ / shares	$ 1.38
Proceeds from Exercise of Stock Options | $	$ 513